Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Property, Plant and Equipment [Line Items]
Property and Equipment

Note 10: Property and Equipment

The Company’s property and equipment balances as of June 30, 2022 and December 31, 2021 consisted of the following:

	Successor
	June 30, 2022	December 31, 2021
Leasehold Improvements	$1,582,725	$1,537,091
Furniture & Fixtures	1,360,095	1,108,184
Computer Equipment & Software	2,703,230	2,700,617
Medical Equipment	414,100	414,100
Software (Development in Process)	3,533,823	2,433,470
Other	36,788	36,788
	9,630,761	8,230,250
Less: Accumulated Depreciation	(1,337,796)	(182,321)
Property and Equipment, Net	$8,292,965	$8,047,929

Note 10: Property and Equipment

The Company’s property and equipment balances as of December 31 consisted of the following:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Leasehold Improvements	$1,537,091	$1,392,688
Furniture & Fixtures	1,108,184	1,150,789
Computer Equipment & Software	2,700,617	1,947,894
Medical Equipment	414,100	457,822
Software (Development in Process)	2,433,470	2,794,221
Other	36,788	—
	8,230,250	7,743,414
Less: Accumulated Depreciation	(182,321)	(1,592,827)
Property and Equipment, Net	$8,047,929	$6,150,587